Note 18 - Impairment of Non-current Assets - Explanation of Inputs, Assumptions and Estimation Techniques Used to Apply Impairment Requirements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
The 2019 to 2022 average [member] | Silver (per ounce) [member]
Statement Line Items [Line Items]
Average commodity price	$ 18.84
The 2019 to 2022 average [member] | Gold (per ounce) [member]
Statement Line Items [Line Items]
Average commodity price	1,536
Long-term [member] | Silver (per ounce) [member]
Statement Line Items [Line Items]
Average commodity price	19.50	$ 18.50
Long-term [member] | Gold (per ounce) [member]
Statement Line Items [Line Items]
Average commodity price	$ 1,416	1,350
Long-term [member] | Lead (per pound) [member]
Statement Line Items [Line Items]
Average commodity price		1
Long-term [member] | Zinc (per pound) [member]
Statement Line Items [Line Items]
Average commodity price		1.19
The 2018-2021 average [member] | Silver (per ounce) [member]
Statement Line Items [Line Items]
Average commodity price		17.23
The 2018-2021 average [member] | Gold (per ounce) [member]
Statement Line Items [Line Items]
Average commodity price		1,318
The 2018-2021 average [member] | Lead (per pound) [member]
Statement Line Items [Line Items]
Average commodity price		0.99
The 2018-2021 average [member] | Zinc (per pound) [member]
Statement Line Items [Line Items]
Average commodity price		$ 1.19